Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2019
Financial instruments and financial risk management
Schedule of overview of financial instruments

(in thousands of €)	Measurement Category	Carrying Amount

Financial assets — non-current	FVTPL	€1,499

Research and development incentive receivables — non-current	Amortized cost	6,047

Restricted cash — non-current	Amortized cost	356

Trade and other receivables	Amortized cost	5,277

Prepaid expenses	Amortized cost	8,326

Financial assets—current	FVTPL	776,490

Research and development incentive receivables — current	Amortized cost	301

Restricted cash — current	Amortized cost	1,692

Cash and cash equivalents	Amortized cost	167,793

Trade and other payables	Amortized cost	55,068

Schedule of assets at fair value

	At June 30, 2019
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1,499
Current financial assets		776,490
Assets carried at fair value		€776,490		€—	€1,499

	At December 31, 2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		283,529
Assets carried at fair value		€283,529		€—	€1